VANECK DIGITAL TRANSFORMATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Australia : 5.7%
IREN Ltd. (USD) * † 894,825 $ 13,037,600
Underline
Canada : 8.4%
Bitfarms Ltd. (USD) * † 3,560,660 2,991,667
Defi Technologies, Inc. * 2,325,000 6,730,487
Hut 8 Corp. (USD) * 497,668 9,256,625
18,978,779
China : 3.0%
OSL Group Ltd. (HKD) * † 3,524,500 6,913,723
Underline
Germany : 3.1%
Northern Data AG * † 252,878 7,147,993
Underline
Japan : 6.5%
Metaplanet, Inc. * † 1,290,500 14,690,596
Underline
Singapore : 3.4%
Bitdeer Technologies Group
(USD) * † 666,436 7,650,685
Underline
United States : 70.0%
Applied Digital Corp. * † 764,875 7,702,291
Bit Digital, Inc. * † 1,586,860 3,475,223
Block, Inc. * 223,810 15,203,413
Cipher Mining, Inc. * † 2,059,120 9,842,594
Circle Internet Group, Inc. * 96,118 17,425,232
Number
of Shares Value
United States (continued)
Cleanspark, Inc. * † 924,449 $ 10,196,672
Coinbase Global, Inc. * 65,358 22,907,326
Core Scientific, Inc. * 752,388 12,843,263
Galaxy Digital, Inc. (CAD) * † 476,795 10,419,954
MARA Holdings, Inc. * † 751,620 11,785,402
MicroStrategy, Inc. * 42,327 17,109,843
Riot Platforms, Inc. * † 970,696 10,968,865
Terawulf, Inc. * † 2,089,963 9,154,038
159,034,116
Total Common Stocks
(Cost: $189,302,278) 227,453,492
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
17.1%
Money Market Fund: 17.1%
(Cost: $38,896,106)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 38,896,106 38,896,106
Total Investments: 117.2%
(Cost: $228,198,384) 266,349,598
Liabilities in excess of other assets:
(17.2)% (39,079,222)
NET ASSETS: 100.0% $ 227,270,376
Definitions:
CAD Canadian Dollar
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $60,341,409.
* Non-income producing